UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05206

Prudential Jennison Natural Resources Fund, Inc.

(f/k/a Jennison Natural Resources Fund, Inc.)

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 10/31/2010

Date of reporting period: 1/31/2010

Item 1.	Schedule of Investments

Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of January 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.1%
COMMON STOCKS 97.1%
Chemicals 0.6%
218,000	Potash Corp. of Saskatchewan, Inc.	$21,658,300

Electrical Equipment 0.4%
1,161,900	Yingli Green Energy Holding Co. Ltd. (China), ADR(a)(b)	14,546,988

Energy Equipment & Services 16.4%
1,588,200	Cameron International Corp.(a)	59,811,612
1,058,900	Complete Production Services, Inc.(a)(b)	13,268,017
708,200	Dresser-Rand Group, Inc.(a)	20,948,556
924,400	Dril-Quip, Inc.(a)	48,521,756
681,100	FMC Technologies, Inc.(a)(b)	36,214,087
2,606,300	Halliburton Co.	76,130,022
750,300	Helmerich & Payne, Inc.(b)	31,385,049
3,037,450	Integra Group Holdings, GDR(a)	10,479,203
1,338,700	National Oilwell Varco, Inc.	54,752,830
1,395,900	Noble Corp.	56,282,688
833,800	Schlumberger Ltd.	52,912,948
43,300	Smith International, Inc.	1,312,856
827,400	Superior Energy Services, Inc.(a)	19,005,378
1,023,500	Tenaris SA (Luxembourg), ADR(b)	45,034,000
45,300	Transocean Ltd.(a)	3,838,722
2,373,600	Weatherford International Ltd.(a)	37,218,048

		567,115,772

Food Products 0.7%
2,183,300	Agrenco Ltd. (Brazil), 144A(a)	3,880,135
2,719,400	Cosan Ltd. (Class A Stock)(a)	21,211,320

		25,091,455

Gas Utilities 1.2%
944,400	EQT Corp.	41,572,488

Independent Power Producers & Energy Traders 0.7%
971,600	NRG Energy, Inc.(a)(b)	23,425,276

Metals & Mining 30.9%
1,236,900	African Rainbow Minerals Ltd. (South Africa)	27,033,862
594,000	Agnico-Eagle Mines Ltd.(b)	30,097,980
1,282,700	Alcoa, Inc.(b)	16,328,771
8,000,000	Archipelago Resources PLC (United Kingdom)(a)	4,443,805
6,303,400	AXMIN, Inc. (Canada)(a)	442,137
656,800	BHP Billiton Ltd. (Australia), ADR(b)	45,562,216
1,905,500	Century Aluminum Co.(a)(b)	21,570,260
1,656,500	Cia de Minas Buenaventura SA (Peru), ADR(b)	52,146,620
1,156,400	Cliffs Natural Resources, Inc.(b)	46,198,180
4,421,540	Eldorado Gold Corp. (Canada)(a)	52,516,772

3,745,900	European Goldfields Ltd. (Canada)(a)	19,022,901
744,890	First Quantum Minerals Ltd. (Canada)	54,024,989
1,267,700	First Uranium Corp. (South Africa)(a)	2,276,347
600,000	First Uranium Corp. (South Africa), 144A(a)	1,077,391
698,900	FNX Mining Co., Inc. (Canada)(a)	7,882,847
14,200	FNX Mining Co., Inc. (Canada), 144A(a)	160,161
1,046,299	Freeport-McMoRan Copper & Gold, Inc.	69,777,680
1,796,500	Fronteer Development Group, Inc.(a)	7,168,035
3,528,300	Gabriel Resources Ltd. (Canada)(a)	12,209,221
993,800	Gold Reserve, Inc.(a)	1,202,498
216,800	Gold Reserve, Inc.(a)	269,669
1,263,836	Goldcorp, Inc.	42,919,871
4,085,000	Hecla Mining Co.(a)(b)	18,627,600
792,400	Highland Gold Mining Ltd. (United Kingdom)(a)	1,112,153
419,210	Impala Platinum Holdings Ltd. (South Africa)	10,740,363
950,400	Impala Platinum Holdings Ltd. (South Africa), ADR(b)	24,244,704
2,642,800	Kinross Gold Corp.	42,971,928
1,381,400	Lihir Gold Ltd. (Papua New Guinea), ADR(b)	33,498,950
2,831,100	MMX Mineracao e Metalicos SA (Brazil)(a)	19,224,446
4,052,100	Nevsun Resources Ltd. (Canada)(a)	7,768,815
1,320,820	Newcrest Mining Ltd. (Australia)	36,841,669
232,990	Newcrest Mining Ltd. (Australia), 144A	6,498,797
923,800	Newmont Mining Corp.	39,594,068
1,398,700	Northern Dynasty Minerals Ltd.(a)(b)	10,742,016
95,067	Pan American Silver Corp. (Canada)(a)	2,006,698
1,335,900	Pan American Silver Corp.(a)	28,307,721
523,100	Platmin Ltd. (South Africa), 144A(a)(e)	665,341
641,500	Randgold Resources Ltd. (Jersey Island), ADR(b)	44,218,595
10,522	Rio Tinto PLC (United Kingdom)	513,104
184,500	Rio Tinto PLC (United Kingdom), ADR(b)	35,796,690
504,300	Seabridge Gold, Inc.(a)(b)	12,138,501
3,312,300	Semafo, Inc. (Canada)(a)	14,063,916
4,783,700	Semafo, Inc. (Canada), 144A(a)(e)	20,311,431
1,954,200	Silver Wheaton Corp.(a)(b)	26,889,792
638,300	Southern Copper Corp.(b)	16,997,929
2,548,000	Sterlite Industries Ltd. (India), ADR(b)	40,640,600
2,176,000	Vale SA (Brazil), ADR(b)	56,119,040
1,452,900	Western Areas NL (Australia)(a)	5,359,737

		1,070,226,817

Oil, Gas & Consumable Fuels 45.6%
361,200	Advantage Oil & Gas Ltd. (Canada)	2,297,087
983,300	Advantage Oil & Gas Ltd. (Canada), Reg. D (original cost $5,112,035; purchased 6/26/09)(e)(f)	6,253,393
1,251,700	Alpha Natural Resources, Inc.(a)(b)	50,831,537
814,300	Anadarko Petroleum Corp.	51,936,054
694,900	Apache Corp.	68,635,273
817,957	Atlas Energy, Inc.	24,743,199
2,454,600	Bankers Petroleum Ltd. (Canada)(a)	13,704,898
3,479,800	BG Group PLC (United Kingdom)	63,971,611
3,600,000	BPI Energy Holdings, Inc.(a)	22,320
1,229,000	Cabot Oil & Gas Corp.	47,033,830
8,214,000	Cairn Energy PLC (United Kingdom)(a)	42,336,704
1,433,040	Cameco Corp. (Canada)	38,732,622
811,000	Canadian Natural Resources Ltd.	51,749,910
332,300	Chesapeake Energy Corp.	8,234,394

1,336,800	Cobalt International Energy, Inc.(a)(b)	16,295,592
993,700	Concho Resources, Inc.(a)(b)	44,587,319
75,500	Devon Energy Corp.	5,051,705
589,600	EOG Resources, Inc.	53,311,632
333,300	Forest Oil Corp.(a)(b)	8,039,196
575,710	Hess Corp.	33,270,281
6,430,000	Linc Energy Ltd. (Australia), 144A(a)(e)	8,816,869
1,031,400	Newfield Exploration Co.(a)(b)	50,476,716
670,000	Noble Energy, Inc.	49,539,800
997,900	Occidental Petroleum Corp.	78,175,485
6,778,300	OGX Petroleo e Gas Participacoes SA (Brazil)	60,411,374
4,186,090	Oil Search Ltd. (Papua New Guinea)	19,478,970
1,460,236	OPTI Canada, Inc. (Canada)(a)	2,635,731
3,877,600	Pacific Rubiales Energy Corp. (Canada)(a)	51,785,951
1,900,600	Petrohawk Energy Corp.(a)	42,440,398
1,458,700	Petroleo Brasileiro SA (Brazil), ADR(b)	59,179,459
963,650	Range Resources Corp.	44,327,900
776,420	Reliance Industries Ltd. (India), GDR, 144A(e)	35,327,110
704,623	Rosetta Resources, Inc.(a)	14,487,049
2,574,200	SandRidge Energy, Inc.(a)(b)	21,777,732
1,368,800	Sasol Ltd. (South Africa), ADR(b)	50,098,080
2,064,300	Southwestern Energy Co.(a)	88,517,183
1,014,500	Suncor Energy, Inc.	32,108,925
1,180,700	Sunoco, Inc.	29,623,763
3,218,200	Talisman Energy, Inc.	53,325,574
551,694	Trident Resources Corp. (Canada), Private Placement (original cost $17,670,540; purchased 12/4/03 - 1/5/06)(a)(e)(f)(h)	—
1,021,400	Ultra Petroleum Corp.(a)	46,923,116
1,974,400	UTS Energy Corp. (Canada)(a)	4,487,063
509,807	Whiting Petroleum Corp.(a)	33,932,754
938,660	Woodside Petroleum Ltd. (Australia)	35,150,238
648,850	XTO Energy, Inc.	28,919,245
13,500,000	Zodiac Exploration Corp. (Canada), Private Placement (original cost $6,340,763; purchased 8/8/08)(a)(e)(f)	9,605,422

		1,582,590,464

Transportation Infrastructure 0.6%
4,807,594	LLX Logistica SA (Brazil)(a)	21,270,734

	TOTAL COMMON STOCKS (cost $2,791,176,794)	3,367,498,294

PREFERRED STOCK
Oil, Gas & Consumable Fuels
80,000	Trident Resources Corp. (Canada) (Class B Stock), Private Placement, expiring 3/10/13 (cost $5,000,000; purchased 7/7/06)(a)(e)(f)(h)	—

Principal Amount (000)
CORPORATE BOND
Oil, Gas & Consumable Fuels
CAD 32,093	Trident Subordinated Unsecured Note (Canada), Private Placement, due 8/12/12 (cost $30,153,986; purchased 8/20/07-8/31/09)(a)(e)(f)(h)	—

Units
WARRANTS (a)(j)
Metals & Mining
903,650	Crystallex International Corp. (Canada), Private Placement, expiring 11/4/14 (original cost $0; purchased 2/28/08)(e)(f)	—

Oil, Gas & Consumable Fuels
2,591,932	Trident Resources Corp. (Canada), Private Placement, expiring 1/1/15 (original cost $0; purchased 8/20/07)(e)(f)(h)	—
13,500,000	Zodiac Exploration Corp. (Canada), Private Placement, expiring 2/10/12 (original cost $0; purchased 8/8/08)(e)(f)	—

	TOTAL WARRANTS (cost $0)	—

	TOTAL LONG-TERM INVESTMENTS (cost $2,826,330,780)	3,367,498,294

Shares
SHORT-TERM INVESTMENT 15.1%
Affiliated Money Market Mutual Fund
523,555,682	Dryden Core Investment Fund - Taxable Money Market Series (cost $523,555,682; includes $411,907,476 of cash collateral received for securities on loan)(c)(d)	523,555,682

	TOTAL INVESTMENTS(g) 112.2% (cost $3,349,886,462)(i)	3,891,053,976

	Liabilities in excess of other assets (12.2%)	(423,929,213)

	NET ASSETS 100.0%	$3,467,124,763

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CAD—Canadian Dollars

GDR—Global Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $388,438,723; cash collateral of $411,907,476 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates a security restricted to resale. The aggregate cost of such securities was $64,277,324. The aggregate value of $15,858,815 is approximately 0.5% of net assets.
(g)	As of January 31, 2010, 13 securities representing $155,313,219 and 4.5% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(h)	The issuer has filed for bankruptcy and has defaulted in payment of interest on debt security. The security has been fair valued at zero.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2010 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$3,405,373,447	$779,644,337	$(293,963,808)	$485,680,529

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

(j)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,212,185,075	$145,707,797	$9,605,422
Preferred Stock	—	—	—
Corporate Bond	—	—	—
Warrants	—	—	—
Affiliated Money Market Mutual Fund	523,555,682	—	—

	3,735,740,757	145,707,797	9,605,422

Other Financial Instruments*	—	—	—

Total	$3,735,740,757	$145,707,797	$9,605,422

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bond	Preferred Stock	Warrants
Balance as of 10/31/09	$8,839,234	$—	$—	$—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	766,188	(18,445)	—	—
Earned amortization/accretion	—	18,445	—	—
Net purchases (sales)	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 1/31/10	$9,605,422	$—	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities: assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series (the “Portfolio”) of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc. (f/k/a Jennison Natural Resources Fund, Inc.)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date March 29, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 29, 2010

*	Print the name and title of each signing officer under his or her signature.